Noncontrolling Interest in Subsidiary	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest in Subsidiary [Abstract]
Noncontrolling Interest in Subsidiary

11. Noncontrolling Interest in Subsidiary

In August 2006, the Company signed an agreement with Polaris Oil Shipping Inc. (Polaris), an affiliate of one of the Company’s major charterers, following which Polaris acquired 49% of Mare Success S.A., a previously wholly-owned subsidiary of the Holding Company. Mare Success S.A. is the holding-company of two Panamanian registered companies which own respectively the vessels Maya and Inca. The agreement became effective on November 30, 2006. Mare Success S.A. is fully consolidated in the accompanying financial statements. In the fourth quarter of 2013, Mare Success increased its paid-in capital by $20,408 of which $10,408 being the 51%, was contributed by the Company and $10,000 being the 49%, by Polaris. After the recapitalization, the shareholding of Mare Success S.A. remained at 51% for the Company and 49% for Polaris. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A., whereas approximately 7.4% of the Company’s 2016 revenue (5.5% in 2015) was generated by the charterer affiliated to Polaris.